SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of net (loss) income per common share

The following table summarizes the computation of basic and diluted net income (loss) per share (in thousands, except per share amounts):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss), basic and diluted	$757	$(1,393)
Denominator:
Weighted-average common shares outstanding, basic	25,468	23,862
Add: effect of dilutive securities	789	—
Weighted-average common shares outstanding, diluted	26,257	23,862
Net income (loss) per share, basic and diluted
Basic	$0.03	$(0.06)
Diluted	$0.03	$(0.06)

CONCORD ACQUISITION CORP III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of changes in Class A common stock subject to possible redemption

For the year ended December 31, 2023 and 2022, the changes in Class A common stock subject to possible redemption are as follows:

Class A common stock subject to possible redemption
	Shares	Amount
January 1, 2022	34,500,000	$351,900,000
Plus:
Increase in redemption value of shares subject to possible redemption	—	3,743,935
December 31, 2022	34,500,000	$355,643,935

January 1, 2023	34,500,000	$355,643,935
Plus:
Increase in redemption value of shares subject to possible redemption	—	5,209,575
Less:
Redemption	(30,558,639)	(318,441,770)
December 31, 2023	3,941,361	$42,411,740

Schedule of reconciliation of net (loss) income per common share

	Year Ended December 31,
	2023		2022
		Non-		Non-
		Redeemable		Redeemable
	Redeemable	Class A and	Redeemable	Class A and
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(1,247,339)	$(748,415)	$19,405,027	$4,851,257

Denominator:
Weighted-average shares outstanding	14,374,778	8,625,000	34,500,000	8,625,000
Basic and diluted net (loss) income per share	$(0.09)	$(0.09)	$0.56	$0.56